3. Loans, Allowance for Loan Losses and Credit Quality (Details 3) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan losses, Beginning balance				$ 5,602,541				$ 5,438,099	$ 5,602,541	$ 5,438,099
Charge-offs									(860,059)	(742,020)
Recoveries									117,842	126,462
Provision (credit)	$ 299,499	$ 412,499	$ 141,666	212,503	$ 210,000	$ 210,000	$ 180,000	180,000	1,066,167	780,000
Allowance for loan losses, Ending balance	5,926,491				5,602,541				5,926,491	5,602,541
Allowance for loan losses evaluated for impairment, Individually											$ 104,548	$ 114,726
Allowance for loan losses evaluated for impairment, Collectively											5,821,943	5,487,815
Allowance for loan losses	5,926,491			5,602,541	5,602,541			5,438,099	5,602,541	5,438,099	5,926,491	5,602,541
Loans evaluated for impairment, Individually											6,748,146	6,519,121
Loans evaluated for impairment, Collectively											600,240,791	524,864,373
Total Loans											606,988,937	578,450,517
Commercial and industrial
Allowance for loan losses, Beginning balance				697,469				675,687	697,469	675,687
Charge-offs									(175,815)	(152,860)
Recoveries									10,768	60,192
Provision (credit)									304,344	114,450
Allowance for loan losses, Ending balance	836,766				697,469				836,766	697,469
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											836,766	697,469
Allowance for loan losses	836,766			697,469	697,469			675,687	697,469	697,469	836,766	697,469
Loans evaluated for impairment, Individually											420,933	60,846
Loans evaluated for impairment, Collectively											98,509,898	80,705,847
Total Loans											98,930,831	80,766,693
Commercial Real Estate
Allowance for loan losses, Beginning balance				3,019,868				2,674,029	3,019,868	2,674,029
Charge-offs									(116,186)	(124,645)
Recoveries									50,388	0
Provision (credit)									227,576	470,484
Allowance for loan losses, Ending balance	3,181,646				3,019,868				3,181,646	3,019,868
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											3,181,646	3,019,868
Allowance for loan losses	3,181,646			3,019,868	3,019,868			2,674,029	3,019,868	3,019,868	3,181,646	3,019,868
Loans evaluated for impairment, Individually											1,699,238	1,746,894
Loans evaluated for impairment, Collectively											244,583,488	233,571,254
Total Loans											246,282,726	235,318,148
Municipal
Allowance for loan losses, Beginning balance				0				0	0	0
Charge-offs									0	0
Recoveries									0	0
Provision (credit)									0	0
Allowance for loan losses, Ending balance	0				0				0	0
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											0	0
Allowance for loan losses	0			0	0			0	0	0	0	0
Loans evaluated for impairment, Individually											0	0
Loans evaluated for impairment, Collectively											55,817,206	47,067,023
Total Loans											55,817,206	47,067,023
Residential Real Estate 1st Lien
Allowance for loan losses, Beginning balance				1,421,494				1,460,547	1,421,494	1,460,547
Charge-offs									(242,244)	(251,654)
Recoveries									15,776	26,832
Provision (credit)									193,538	185,769
Allowance for loan losses, Ending balance	1,388,564				1,421,494				1,388,564	1,421,494
Allowance for loan losses evaluated for impairment, Individually											103,836	112,969
Allowance for loan losses evaluated for impairment, Collectively											1,284,728	1,308,525
Allowance for loan losses	1,388,564			1,421,494	1,421,494			1,460,547	1,421,494	1,421,494	1,388,564	1,421,494
Loans evaluated for impairment, Individually											4,471,902	4,392,060
Loans evaluated for impairment, Collectively											153,865,394	161,273,115
Total Loans											158,337,296	165,665,175
Residential Real Estate Jr Lien
Allowance for loan losses, Beginning balance				273,445				316,982	273,445	316,982
Charge-offs									(222,999)	(69,173)
Recoveries									2,200	1,420
Provision (credit)									237,038	24,216
Allowance for loan losses, Ending balance	289,684				273,445				289,684	273,445
Allowance for loan losses evaluated for impairment, Individually											712	1,757
Allowance for loan losses evaluated for impairment, Collectively											288,972	271,688
Allowance for loan losses	289,684			273,445	273,445			316,982	273,445	273,445	289,684	273,445
Loans evaluated for impairment, Individually											156,073	319,321
Loans evaluated for impairment, Collectively											43,074,800	44,225,666
Total Loans											43,230,873	44,544,987
Consumer
Allowance for loan losses, Beginning balance				56,787				43,303	56,787	43,303
Charge-offs									(102,815)	(143,688)
Recoveries									38,710	38,018
Provision (credit)									59,111	119,154
Allowance for loan losses, Ending balance	51,793				56,787				51,793	56,787
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											51,793	56,787
Allowance for loan losses	51,793			56,787	56,787			43,303	56,787	56,787	51,793	56,787
Loans evaluated for impairment, Individually											0	0
Loans evaluated for impairment, Collectively											4,390,005	5,088,491
Total Loans											4,390,005	5,088,491
Unallocated
Allowance for loan losses, Beginning balance				133,478				267,551	133,478	267,551
Charge-offs									0	0
Recoveries									0	0
Provision (credit)									44,560	(134,073)
Allowance for loan losses, Ending balance	178,038				133,478				178,038	133,478
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											178,038	133,478
Allowance for loan losses	$ 178,038			$ 133,478	$ 133,478			$ 267,551	$ 133,478	$ 133,478	$ 178,038	$ 133,478